Annual Total Returns [BarChart] - AB GLOBAL REAL ESTATE INVESTMENT FUND, INC. - Class A	Feb. 26, 2021
Bar Chart Table:
Annual Return 2011	(8.10%)
Annual Return 2012	29.15%
Annual Return 2013	5.70%
Annual Return 2014	13.65%
Annual Return 2015	(0.26%)
Annual Return 2016	2.83%
Annual Return 2017	13.42%
Annual Return 2018	(5.09%)
Annual Return 2019	22.72%
Annual Return 2020	(5.52%)